Differences Between Statutory Federal Income Tax Rate and Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Statutory Tax Rate [Line Items]
Federal income tax at statutory rate	34.00%	34.00%
Increase (decrease) in tax resulting from:
Tax-exempt income	(23.20%)	(9.20%)
Other	(0.20%)	0.90%
Effective tax rates	10.60%	25.70%